Tax Matters - Tax Payables and Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Tax withholdings	€ 98	€ 105
Indirect taxes	476	380
Social security	163	118
Current income taxes payable	1,120	813
Other	169	316
Total	2,026	1,732
Indirect taxes	705	484
Current income taxes receivable	1,310	334
Other	105	84
Total	€ 2,120	€ 902